Significant Accounting Policies - Net income (loss) per common share (Details) - USD ($)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A common stock
Significant Accounting Policies
Number of warrants to purchase shares issued	33,550,000		33,550,000
Numerator:
Allocation of net (loss) income	$ (17,308)	$ 5,903,962	$ 1,389,063	$ 12,445,575	$ 4,040,620	$ 19,405,027
Dilutive effect of contingently issued stock					(47,817)
Allocation of net income (loss), Diluted					$ 3,992,803	$ 19,405,027
Denominator:
Weighted-average shares outstanding, basic	15,420,618	34,500,000	24,907,604	34,500,000	5,876,972	34,500,000
Weighted average shares outstanding, diluted	15,420,618	34,500,000	24,907,604	34,500,000	5,876,972	34,500,000
Basic net (loss) income per share	$ 0.00	$ 0.17	$ 0.06	$ 0.36	$ 0.69	$ 0.56
Diluted net (loss) income per share	$ 0.00	$ 0.17	$ 0.06	$ 0.36	$ 0.68	$ 0.56
Class B common stock
Numerator:
Allocation of net (loss) income	$ (9,681)	$ 1,475,991	$ 481,005	$ 3,111,393	$ 5,128,985	$ 4,851,257
Dilutive effect of contingently issued stock					47,817
Allocation of net income (loss), Diluted					$ 5,176,802	$ 4,851,257
Denominator:
Dilutive effect of contingently issued stock					159,723
Weighted-average shares outstanding, basic	8,625,000	8,625,000	8,625,000	8,625,000	7,459,967	8,625,000
Weighted average shares outstanding, diluted	8,625,000	8,625,000	8,625,000	8,625,000	7,619,690	8,625,000
Basic net (loss) income per share	$ 0.00	$ 0.17	$ 0.06	$ 0.36	$ 0.69	$ 0.56
Diluted net (loss) income per share	$ 0.00	$ 0.17	$ 0.06	$ 0.36	$ 0.68	$ 0.56